Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Income before income taxes | $	$ 4,417		$ 6,197		$ 1,585
Income taxes | $	144		7		209
Net Income | $	4,273		6,190		1,376
Share of other comprehensive income (loss) of subsidiaries | $					(3)
Total comprehensive income | $	$ 4,273		$ 6,190		$ 1,387
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries		¥ 5,778		¥ 7,586		¥ 3,211
Operating expenses		1,505		1,396		1,835
Income before income taxes		4,273		6,190		1,376
Income taxes
Net Income		4,273		6,190		1,376
Share of other comprehensive income (loss) of subsidiaries						11
Total comprehensive income		¥ 4,273		¥ 6,190		¥ 1,387